FINANCIAL INSTRUMENTS AND RISKS (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities balance	R$ 34,747.6
Financial liabilities balance	32,959.9
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities balance	3,394.0
Acquisition of investments	(64.2)
Level reclassification	(6.6)
Total gains and losses during the period	(259.5)
Losses/(gains) recognized in net income	(269.9)
Losses/(gains) recognized in equity	10.4
Financial liabilities balance	R$ 3,063.7